Unsecured convertible loan notes and derivative financial instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition	$ 27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense	44,664
Balance at June 30, 2023	27,641,102
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition	2,359,948
Costs of issue of convertible notes	(3,724)
Fair value gain	(263,257)
Effect of foreign currency movements	774
Balance at June 30, 2023	$ 2,093,741